GOODWILL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill	$ 28,007	$ 0			$ 86,036
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Goodwill, Impaired, Accumulated Impairment Loss	0	0	81,590
Operating Expenses Forecasted By Inflation Rate Percentage	2.00%
Business Acquisition, Purchases Price Allocation, Goodwill Amount				$ 14,280
Minimum [Member]
Goodwill [Line Items]
Weighted Average Cost Of Capital Percentage	9.00%
Maximum [Member]
Goodwill [Line Items]
Weighted Average Cost Of Capital Percentage	12.00%